Description of Business and Segmented Disclosures - Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reportable Segments [Line Items]
E&E	CAD 3,673	CAD 1,585
PP&E	29,596	16,426	CAD 17,335
Goodwill	2,272	242	CAD 242
Total Assets	40,933	25,258
Oil Sands [Member]
Disclosure Of Reportable Segments [Line Items]
E&E	617	1,564
PP&E	22,320	8,798
Goodwill	2,272	242
Total Assets	26,799	11,112
Deep Basin [Member]
Disclosure Of Reportable Segments [Line Items]
E&E	3,056
PP&E	3,019
Total Assets	6,694
Conventional [Member]
Disclosure Of Reportable Segments [Line Items]
E&E		21
PP&E		3,080
Total Assets	644	3,196
Refining and Marketing [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	3,967	4,273
Total Assets	5,432	6,613
Corporate and Eliminations [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	290	275
Total Assets	CAD 1,364	CAD 4,337